Earnings (loss) per share and ADS	12 Months Ended
Mar. 31, 2012
Earnings (loss) per share and ADS
21.	Earnings (loss) per share and ADS

For the years ended March 31, 2010, 2011 and 2012, the following table sets forth the computation of basic and diluted earnings per share and ADS:

		Year ended March 31,
		2010		2011		2012
Net loss		US$	(8,028,482)	US$	(6,572,014)	US$	(7,677,245)
Weighted average equity shares for basic and diluted earnings (loss) per share			14,563,197		13,783,033		13,758,635
Earnings / (loss) per share	– basic		(0.552)		(0.477)		(0.558)
	– diluted		(0.552)		(0.477)		(0.558)
Earnings / (loss) per ADS	– basic		(0.276)		(0.238)		(0.279)
	– diluted		(0.276)		(0.238)		(0.279)

Potentially dilutive shares relating to outstanding employee stock option aggregating 40,400, 255,080 and 324,027 as at March 31, 2010, 2011 and 2012, respectively have been excluded from the computation of diluted earnings per share for these periods as their effect was anti-dilutive.